UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Profit or loss [abstract]
Revenue (Note 13)	$ 32,055	$ 21,742
Cost of revenue (Note 14 and 15)	6,552	3,864
Gross profit	25,503	17,878
Operating expenses
General and administrative (Note 15)	7,375	7,437
Sales and marketing (Note 15)	13,747	9,119
Research and development (Note 15)	6,186	4,143
Share-based compensation (Note 11)	1,094	378
Foreign exchange loss	3,391	1,951
Depreciation and amortization (Note 5, 6 and 7)	580	474
Operating expenses	32,373	23,502
Operating loss	(6,870)	(5,624)
Finance income, net (Note 9)	(19)	(2)
Other income	(21)	(21)
Loss before income taxes	(6,830)	(5,601)
Income tax expense	129	43
Net loss for the periods	(6,959)	(5,644)
Item that may be reclassified subsequently to income:
Exchange gain on translation of foreign operations	(3,212)	(2,114)
Comprehensive loss	$ (3,747)	$ (3,530)
Loss per share - basic (in USD per share)	$ (0.21)	$ (0.17)
Loss per share - diluted (in USD per share)	$ (0.21)	$ (0.17)
Weighted average number of common shares outstanding - basic (in shares)	33,017,421	32,781,080
Weighted average number of common shares outstanding - diluted (in shares)	33,017,421	32,781,080